Unaudited Interim Condensed Statements of Comprehensive Loss - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2021	Jun. 30, 2020
Profit or loss [abstract]
Research and development expenses		$ 1,104	$ 1,456
Sales and marketing expenses		244
General and administrative expenses		1,210	840
Operating loss		2,558	2,296
Finance expense		5,732	2,052
Loss before tax		8,290	4,348
Taxes on income
Total net loss		8,290	4,348
Other comprehensive loss, net of tax:
Exchange losses arising on translation to presentation currency		33	15
Total comprehensive loss		$ 8,323	$ 4,363
Basic and diluted loss per share (in Dollars per share)	[1]	$ (3.11)	$ (2.28)

[1]	Number of shares in all periods presented restated based on rights issuance and reverse stock split according to note 3(1).